Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	May 01, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
Equity Award Timing Policies and Practices
We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2024. For all stock option awards, the exercise price is no less than the closing price of our common stock on the date of the grant.
Option Award Disclosure
The table below sets forth information regarding options granted to Dr. Budur in 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report. In 2024, there was one occasion where the grant date of an option award occurred one business day after the filing of such a report, which related to the announcement of our quarterly earnings release for the first quarter of 2024. The option was approved by the Compensation Committee on April 29, 2024, to be effective on the date of his appointment as Executive Vice President and Chief Medical & Science Officer (May 1, 2024). The table below also shows the percentage change in the closing market price of the securities underlying the option award between the trading day ending immediately prior to the disclosure of material non-public information and the trading day beginning immediately following the disclosure of material non-public information.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)	Percentage Change
Kumar Budur	5/1/2024	75,000	30.27	1,539,750	0.32%

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. We have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation for NEO grants in 2024.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Option Award Disclosure
The table below sets forth information regarding options granted to Dr. Budur in 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing material non-public information and ending one business day after the filing or furnishing of such report. In 2024, there was one occasion where the grant date of an option award occurred one business day after the filing of such a report, which related to the announcement of our quarterly earnings release for the first quarter of 2024. The option was approved by the Compensation Committee on April 29, 2024, to be effective on the date of his appointment as Executive Vice President and Chief Medical & Science Officer (May 1, 2024). The table below also shows the percentage change in the closing market price of the securities underlying the option award between the trading day ending immediately prior to the disclosure of material non-public information and the trading day beginning immediately following the disclosure of material non-public information.

Name	Grant Date	Number of Securities Underlying the Award (#)	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)	Percentage Change
Kumar Budur	5/1/2024	75,000	30.27	1,539,750	0.32%

Kumar Budur [Member]
Awards Close in Time to MNPI Disclosures
Name		Kumar Budur
Underlying Securities | shares		75,000
Exercise Price | $ / shares		$ 30.27
Fair Value as of Grant Date | $		$ 1,539,750
Underlying Security Market Price Change		0.0032